Bonds (Details) S/ in Thousands, S/ / shares in Millions		1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 13, 2021 USD ($) shares	Feb. 28, 2015 PEN (S/)	Mar. 31, 2020 PEN (S/)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 PEN (S/) S/ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 USD ($)	May 29, 2018
Bonds (Details) [Line Items]
Issue of corporate bonds					S/ 357,424
Interest rate					48.80%		10.00%			48.80%	10.00%		48.80%
Total amount (in Dollars) | $	$ 89,900,000
Bonds issued (in Shares) | shares	89,970				11,000	11,000
Nominal value (in Dollars) | $	$ 1,000
Bearing interest rate	8.00%
Conversion price description					US$0. 33 (Zero and 33/100 Dollars) per Share, and (ii) 80% of the average price of the transactions occurring thirty (30) days prior to the Conversion Date, weighted by the volume of each transaction.	US$0. 33 (Zero and 33/100 Dollars) per Share, and (ii) 80% of the average price of the transactions occurring thirty (30) days prior to the Conversion Date, weighted by the volume of each transaction.
Principal balance (in Dollars) | $						$ 89,900,000
Principal equivalent per share (in Nuevos Soles per share) | S/ / shares					S/ 359.7
Net of costs					S/ 356,000
Accrued interest payable					1,000		S/ 2,200			$ 300,000	$ 600,000
Level 3 of fair value hierarchy [member]
Bonds (Details) [Line Items]
Fair value of bonds					S/ 27,100		S/ 28,600
Discounted cash flows rates					7.40%	7.40%	7.10%
Tren Urbano de Lima S.A. [Member]
Bonds (Details) [Line Items]
Issue of corporate bonds		S/ 629,000
Maturity period of bonds		The bonds expire in November 2039 and accrue interest at a rate of 4.75% (plus the VAC adjustment), present a risk rating of AA + (local scale) granted by Support & International Associates Risk Classifier.
Interest rate		4.75%
Bonds amortized					S/ 106,900		S/ 90,600
Accrued interest and VAC adjustments payable					121,100		103,400
Tren Urbano de Lima S.A. [Member] | Level 3 of fair value hierarchy [member]
Bonds (Details) [Line Items]
Fair value of bonds					S/ 626,800		S/ 710,000
Discounted cash flows rates					4.90%	4.90%	3.60%
Red Vial 5 S.A. [Member]
Bonds (Details) [Line Items]
Issue of corporate bonds									S/ 365,000
Red Vial 5 S.A. [Member] | Level 2 of fair value hierarchy [member]
Bonds (Details) [Line Items]
Fair value of bonds					S/ 260,000		S/ 304,700
Discounted cash flows rates					8.10%	8.10%	8.10%
AENZA S.A.A. [Member] | Level 3 of fair value hierarchy [member]
Bonds (Details) [Line Items]
Fair value of bonds					S/ 361,100
Discounted cash flows rates					8.10%	8.10%
Cumbra Peru S.A. [Member]
Bonds (Details) [Line Items]
Issue of corporate bonds			S/ 25,900	$ 7,800,000
Maturity period of bonds					The bonds mature in December 2027 and bear interest at a rate of 8.5%, payment is semi-annual and have a risk rating of B-, granted by the rating company Moody’s Peru.	The bonds mature in December 2027 and bear interest at a rate of 8.5%, payment is semi-annual and have a risk rating of B-, granted by the rating company Moody’s Peru.
Interest rate					8.50%					8.50%
Maximum amount of bond can be borrowed (in Dollars) | $												$ 8,000,000